Right-of-use assets, long-term financial assets and lease liabilities - Contractual undiscounted cash flows for lease obligations (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2026	Dec. 31, 2025
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	SFr 4,636
Escrow deposits	600	SFr 600
Less than one year
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	1,039
1-3 years
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	2,071
3-5 years
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	SFr 1,526